Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Bank deposits	$ 1,555,144		$ 1,846,842
Short term investments	44,444,857		47,270,788
Total	$ 46,000,001	$ 48,022,483	$ 49,117,630	$ 53,332,496	$ 55,904,402	$ 57,415,350